SHAREHOLDERS EQUITY (Schedule of Share Option Activity) (Details)) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2012	May 31, 2012	Dec. 31, 2014
Number of options
Outstanding at January 1, 2014						713,219
Granted	148,937	825,000	13,500	15,802	14,269	419,750
Exercised						(37)
Forfeited						(28,523)
Outstanding at end of the year						1,104,409
Vested or expected to vest						857,065
Options exercisable at the end of the year						336,201
Weighted-average exercise price
Outstanding at January 1, 2014						$ 7.49
Granted						$ 3.06
Exercised						$ 0.00
Forfeited						$ 6.09
Outstanding at end of the year						$ 5.84
Vested or expected to vest						$ 6.58
Options exercisable at the end of the year						$ 11.00
Weighted-average remaining contractual term
Outstanding at end of the year						7 years 11 months 1 day
Vested or expected to vest						7 years 8 months 5 days
Options exercisable at end of the year		45 days				6 years 9 months 14 days
Aggregate intrinsic value
Outstanding at end of the year						$ 0.02
Vested or expected to vest						0.02
Options exercisable at the end of the year						$ 0.02